Acquisition of Atlas Bank (Tables)	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Summary of Assets Acquired and Liabilities Assumed through Merger at Fair Value

Additionally, the Company recorded the assets acquired and liabilities assumed through the merger at fair value as summarized in the following table (in thousands).

Consideration Paid:
Shares of capital stock issued to mutual holding company	$15,500

Total consideration paid	$15,500

Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value:
Cash and cash equivalents	$9,133
Debt securities	2,998
Net loans receivable	78,725
Mortgage-backed securities	23,896
Premises and equipment	2,196
Federal Home Loan Bank stock	1,037
Interest receivable	374
Deferred income tax assets, net	511
Core deposit intangible	398
Other assets	1,671

Fair value of assets acquired	120,939

Deposits	86,099
Federal Home Loan Bank advances	18,693
Other liabilities	421

Fair value of liabilities assumed	105,213

Total identifiable net assets	15,726
Gain on bargain purchase	(226)

Total	$15,500

Business Acquisition, Pro Forma Information

The following table presents unaudited pro forma information as if the acquisition of Atlas had occurred on July 1, 2012. This pro forma information does not adjust for the effects of purchase accounting or the recognition of merger-related expenses due to their immateriality. The pro forma information does not necessarily reflect the results of operations that would have occurred had the Company merged with Atlas at the beginning of fiscal 2013. In particular, expected cost savings and acquisition integration costs are not fully reflected in the unaudited pro forma amounts.

	Pro Forma Year Ended
	June 30, 2014	June 30, 2013
	(In Thousands, Except Per Share Data)	(In Thousands, Except Per Share Data)
Net interest income	$77,077	$68,867
Non-interest income	8,255	16,340
Non-interest expense	68,508	73,361
Net income	9,535	5,567
Net income per common shares (EPS)
Basic and diluted	0.14	0.08